OPERATING EXPENSES - Depreciation & Amortization (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Depreciation of PP&E	$ (544,533)	$ (619,041)	$ (657,448)
Amortization of intangible assets	(87,908)	(89,215)	(94,375)
Amortization of Rights of use assets	(71,706)	(67,728)	(62,661)
Impairment of Fixed Assets (*)	(314)	(766,483)	(7,788)
Depreciation, amortization and impairment of fixed assets	$ (704,461)	(1,542,467)	$ (822,272)
Impairment of goodwill		759,722
CGU of Argentina
Disclosure of information for cash-generating units [line items]
Impairment of goodwill		$ 759,523